UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2011 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 12.58%
American Express Credit Account Master Trust, 1.493%, 3/15/2017 (a)	$150,000	$154,695
AmeriCredit Automobile Receivables Trust, 0.840%, 6/9/2014	437,646	437,607
Atlantic City Electric Transition Funding, LLC, 4.910%, 7/20/2017	185,609	199,141
Bank of America Auto Trust, 1.310%, 7/15/2014	175,226	175,959
BMW Vehicles Owners Trust, 0.630%, 2/25/2014	1,000,000	999,933
Capital Auto Receivables Asset Trust, 5.300%, 5/15/2014	104,825	106,167
Capital One Multi-Asset Execution Trust
4.700%, 6/15/2015	750,000	776,225
0.647%, 10/15/2015 (a)	350,000	350,396
0.290%, 1/15/2016 (a)	355,000	354,131
5.050%, 2/15/2016	500,000	532,430
CenterPoint Energy Transition Bond Co., LLC, 3.460%, 8/15/2019	600,000	653,712
Chase Issuance Trust
5.120%, 10/15/2014	210,000	219,849
4.650%, 3/15/2015	200,000	211,608
Citibank Omni Master Trust, 3.350%, 8/15/2016 (Acquired 9/22/2011, Cost $763,948) (b)	750,000	763,597
Detroit Edison Securitization Funding, LLC, 6.420%, 3/1/2015	115,847	122,065
Discover Card Master Trust
0.687%, 6/15/2015 (a)	200,000	200,676
0.880%, 9/15/2015 (a)	214,000	215,676
0.440%, 11/16/2015 (a)	320,000	319,998
5.650%, 12/15/2015 (a)	370,000	401,140
0.440%, 3/15/2017 (a)	1,000,000	1,000,000
Entergy Louisiana Investment Recovery Funding I, LLC, 2.040%, 9/1/2023	1,000,000	999,060
Ford Credit Auto Lease Trust, 0.740%, 9/15/2013	500,000	500,038
Ford Credit Auto Owner Trust
6.070%, 5/15/2014	250,000	261,261
4.500%, 7/15/2014	350,000	365,118
4.430%, 11/15/2014	175,000	183,369
FPL Recovery Funding LLC, 5.044%, 8/1/2015	314,869	329,490
GE Capital Credit Card Master Note Trust, 0.793%, 1/15/2017 (a)	250,000	251,560
Honda Auto Receivables Owner Trust, 0.570%, 7/18/2013	200,000	199,999
Hyundai Auto Receivables Trust, 0.590%, 3/15/2014	250,000	249,750
Nissan Auto Lease Trust
0.700%, 1/15/2014	500,000	499,743
1.270%, 10/15/2016	350,000	352,660
PSE&G Transition Funding, LLC, 6.610%, 6/15/2015	170,544	180,210
Santander Drive Auto Receivables Trust
1.110%, 8/15/2014	1,000,000	999,549
1.280%, 1/15/2015	500,000	500,589
Toyota Auto Receivables Owners Trust, 1.040%, 2/18/2014	220,000	220,657
Volkswagen Auto Lease Trust, 0.990%, 11/20/2013	380,000	381,012
World Omni Auto Receivables Trust
4.740%, 10/15/2013	423,591	431,666
5.120%, 5/15/2014	225,000	233,105
2.210%, 5/15/2015	120,000	122,225

TOTAL ASSET BACKED SECURITIES (Cost $15,452,170)		15,456,066

CORPORATE BONDS - 24.43%
Administrative and Support and Waste Management and Remediation Services - 0.28%
Waste Management, Inc., 2.600%, 9/1/2016	$340,000	$340,806

Finance and Insurance - 10.24%
Aflac, Inc., 3.450%, 8/15/2015	350,000	357,644
The Allstate Corp., 6.200%, 5/16/2014	200,000	223,085
American Express Credit Corp., 7.300%, 8/20/2013	200,000	218,923
American International Group, Inc., 4.250%, 9/15/2014	300,000	291,760
Bank of America Corp, 4.500%, 4/1/2015	800,000	758,195
Barclays Bank PLC, 2.375%, 1/13/2014 (c)	250,000	244,500
BB&T Corp., 5.700%, 4/30/2014	250,000	272,867
Berkshire Hathaway, Inc., 2.200%, 8/15/2016	400,000	402,610
BP Capital Markets PLC, 0.937%, 3/11/2014 (a)(c)	300,000	300,470
Capital One Bank USA NA, 6.500%, 6/13/2013	250,000	266,794
Capital One Financial Corp., 2.125%, 7/15/2014	250,000	247,509
Caterpillar Financial Services Corp., 4.900%, 8/15/2013	500,000	536,690
Citigroup, Inc.
6.375%, 8/12/2014	200,000	211,744
4.587%, 12/15/2015	600,000	616,057
Credit Suisse, 5.500%, 5/1/2014 (c)	150,000	158,572
Deutsche Bank AG, 3.875%, 8/18/2014 (c)	300,000	306,179
Fifth Third Bancorp, 6.250%, 5/1/2013	200,000	211,762
General Electric Capital Corp.
2.100%, 1/7/2014	300,000	301,792
3.750%, 11/14/2014	965,000	1,007,376
Goldman Sachs Group, Inc.
5.150%, 1/15/2014	230,000	238,135
1.269%, 2/7/2014 (a)	300,000	287,461
3.700%, 8/1/2015	205,000	200,712
HSBC Finance Corp., 4.750%, 7/15/2013	250,000	258,457
KeyCorp, 3.750%, 8/13/2015	350,000	360,555
Morgan Stanley
5.300%, 3/1/2013	200,000	201,670
2.875%, 7/28/2014	350,000	333,528
National Rural Utilities Cooperative Finance Corp., 1.900%, 11/1/2015	200,000	200,405
PNC Funding Corp., 3.625%, 2/8/2015	200,000	209,802
Private Export Funding Corp., 4.550%, 5/15/2015	750,000	843,151
Prudential Financial, Inc., 2.750%, 1/14/2013	350,000	353,088
Simon Property Group LP, 4.200%, 2/1/2015	295,000	311,290
Toyota Motor Credit Corp., 2.000%, 9/15/2016	750,000	746,561
Wells Fargo & Co.
3.750%, 10/1/2014	300,000	316,787
3.676%, 6/15/2016 (a)	500,000	520,313
Wells Fargo Bank NA, 4.750%, 2/9/2015	250,000	260,510
		12,576,954
Information - 3.22%
AT&T, Inc., 2.500%, 8/15/2015	870,000	889,400
Comcast Corp., 5.300%, 1/15/2014	300,000	325,230
Deutsche Telekom International Finance BV, 5.875%, 8/20/2013 (c)	320,000	342,369
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.550%, 3/15/2015	500,000	521,456
News America, Inc., 5.300%, 12/15/2014	250,000	272,012
Qwest Corp., 7.500%, 10/1/2014	300,000	324,000
Telefonica Emisiones SAU, 2.582%, 4/26/2013 (c)	200,000	193,546
Time Warner Cable, Inc., 8.250%, 2/14/2014	400,000	454,627
Verizon Communications, Inc., 5.250%, 4/15/2013	250,000	265,777
Vodafone Group PLC, 5.000%, 9/15/2015 (c)	330,000	367,393
		3,955,810

Management of Companies and Enterprises - 1.06%
Ingersoll-Rand Global Holding Co., Ltd., 9.500%, 4/15/2014 (c)	$500,000	$590,375
JPMorgan Chase & Co., 5.125%, 9/15/2014	675,000	710,874
		1,301,249
Manufacturing - 6.30%
Anheuser-Busch Cos., Inc., 5.050%, 10/15/2016	500,000	562,451
ArcelorMittal, 3.750%, 3/1/2016 (c)	390,000	358,606
Cisco Systems, Inc., 1.625%, 3/14/2014	420,000	427,153
ConocoPhillips, 4.750%, 2/1/2014	250,000	272,043
Covidien International Finance SA, 1.875%, 6/15/2013 (c)	250,000	253,521
The Dow Chemical Co., 2.500%, 2/15/2016	300,000	295,136
Dr. Pepper Snapple Group, Inc., 2.900%, 1/15/2016	400,000	413,052
Genentech, Inc., 4.750%, 7/15/2015	300,000	336,624
General Mills, Inc., 1.550%, 5/16/2014	500,000	504,901
Intel Corp., 1.950%, 10/1/2016	750,000	755,411
Kraft Foods, Inc., 6.000%, 2/11/2013	300,000	317,785
Medtronic, Inc., 3.000%, 3/15/2015	450,000	476,430
Merck & Co., Inc., 2.250%, 1/15/2016	300,000	310,575
Novartis Capital Corp., 2.900%, 4/24/2015	335,000	354,533
St. Jude Medical, Inc., 3.750%, 7/15/2014	500,000	533,229
Teva Pharmaceutical Finance III BV, 1.700%, 3/21/2014 (c)	200,000	202,087
Thermo Fisher Scientific, Inc., 2.250%, 8/15/2016	400,000	405,573
Total Capital SA, 2.300%, 3/15/2016 (c)	350,000	359,284
Wyeth
5.500%, 3/15/2013 (a)	250,000	267,181
5.500%, 2/1/2014	300,000	330,265
		7,735,840
Mining, Quarrying, and Oil and Gas Extraction - 0.55%
Encana Corp., 4.750%, 10/15/2013 (c)	250,000	265,320
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014 (c)	350,000	413,903
		679,223
Retail Trade - 1.18%
Express Scripts, Inc., 3.125%, 5/15/2016	350,000	353,398
Home Depot, Inc., 5.400%, 3/1/2016	500,000	565,742
Target Corp., 4.000%, 6/15/2013	300,000	317,012
Viacom, Inc., 4.375%, 9/15/2014	200,000	213,704
		1,449,856
Transportation and Warehousing - 0.44%
United Parcel Service, Inc., 3.875%, 4/1/2014	500,000	536,940

Utilities - 0.72%
Commonwealth Edison Co., 1.625%, 1/15/2014	300,000	302,058
Duke Energy Corp., 3.950%, 9/15/2014	400,000	424,931
MidAmerican Energy Co., 4.650%, 10/1/2014	150,000	164,369
		891,358
Wholesale Trade - 0.44%
Cardinal Health, Inc., 5.500%, 6/15/2013	500,000	535,473

TOTAL CORPORATE BONDS (Cost $30,335,315)		30,003,509

FOREIGN GOVERNMENT BONDS - 1.14%
Province of Ontario Canada
2.950%, 2/5/2015 (c)	380,000	401,688
1.600%, 9/21/2016 (c)	1,000,000	997,720

TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,402,500)		1,399,408

MORTGAGE BACKED SECURITIES - 14.50%
AmeriCredit Automobile Receivables Trust, 0.920%, 3/9/2015 (a)	$1,000,000	$999,452
Bear Stearns Commercial Mortgage Securities
5.720%, 9/11/2038 (a)	235,000	258,006
5.405%, 12/11/2040 (a)	250,000	270,381
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.226%, 7/15/2044 (a)	255,000	276,681
DBUBS Mortgage Trust, 3.642%, 8/10/2044	245,000	252,654
Fannie Mae Pool
2.670%, 1/1/2016	396,031	406,864
3.500%, 2/1/2021	248,294	261,198
3.500%, 6/1/2021	328,600	345,677
3.000%, 8/1/2021	978,982	1,022,092
3.000%, 9/1/2021	991,464	1,035,124
3.500%, 12/1/2025	1,507,749	1,576,735
4.000%, 3/1/2026	986,722	1,042,013
3.500%, 7/1/2026	742,013	775,963
3.500%, 7/1/2026	738,959	772,770
3.000%, 10/1/2026	300,000	310,001
FHLMC Multifamily Structured Pass Through Certificates, 1.873%, 1/25/2018 (a)	750,000	755,366
Fosse Master Issuer PLC, 1.805%, 10/18/2054 (Acquired 9/30/2011, Cost $698,320) (a)(b)(c)	700,000	699,030
Freddie Mac REMICS, 2.500%, 2/15/2026	228,105	234,091
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/2049	250,000	259,523
GS Mortgage Securities Corp. II, 4.751%, 7/10/2039	250,000	265,315
JPMorgan Chase Commercial Mortgage Securities Corp.
5.205%, 12/15/2044 (a)	250,000	273,932
1.875%, 2/15/2046 (Acquired 9/20/2011, Cost $934,046) (b)	928,399	931,018
5.447%, 6/12/2047	235,000	243,307
5.794%, 2/12/2051 (a)	400,000	431,195
Morgan Stanley Capital I
4.970%, 12/15/2041	390,000	410,234
6.279%, 1/11/2043 (a)	250,000	289,101
3.884%, 9/15/2047 (Acquired 9/20/2011, Cost $1,045,075) (b)	1,000,000	1,032,126
2.178%, 7/15/2049 (a)	1,250,000	1,264,100
NCUA Guaranteed Notes
0.611%, 11/6/2017 (a)	213,469	213,535
0.691%, 1/8/2020 (a)	147,438	147,876
0.641%, 2/6/2020 (a)	175,682	175,847
0.691%, 10/7/2020 (a)	235,340	235,707
Santander Drive Auto Receivables Trust, 1.360%, 3/15/2013	338,990	339,415

TOTAL MORTGAGE BACKED SECURITIES (Cost $17,804,234)		17,806,329

MUNICIPAL BONDS - 0.14%
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.520%, 2/1/2018	164,679	166,541

TOTAL MUNICIPAL BONDS (Cost $165,366)		166,541

U.S. GOVERNMENT AGENCY ISSUES - 13.28%
Federal Farm Credit Bank, 1.625%, 11/19/2014	250,000	257,031
Federal Home Loan Banks
1.750%, 8/22/2012	250,000	253,250
1.625%, 11/21/2012	250,000	253,716
1.500%, 1/16/2013	250,000	253,680
1.625%, 3/20/2013	250,000	254,629
3.625%, 5/29/2013	500,000	526,727
1.875%, 6/21/2013	125,000	128,191
Federal Home Loan Mortgage Corp.
4.625%, 10/25/2012	100,000	104,611
0.375%, 11/30/2012	125,000	125,088
0.625%, 12/28/2012	650,000	652,408
4.500%, 1/15/2013	250,000	263,334
0.750%, 3/28/2013	125,000	125,724
1.625%, 4/15/2013	250,000	254,809
3.500%, 5/29/2013	100,000	105,174
4.500%, 7/15/2013	100,000	107,351
0.600%, 9/20/2013	750,000	748,877
4.125%, 9/27/2013	250,000	268,332
0.875%, 10/28/2013	250,000	252,192
4.500%, 1/15/2014	100,000	109,092
2.500%, 4/23/2014	250,000	262,460

1.000%, 7/30/2014	$500,000	$505,693
0.800%, 9/29/2014	850,000	847,618
2.875%, 2/9/2015	125,000	133,636
1.750%, 9/10/2015	1,000,000	1,031,085
1.500%, 9/21/2016	750,000	749,254
Federal National Mortgage Association
1.125%, 7/30/2012	100,000	100,696
0.625%, 9/24/2012	250,000	250,941
4.750%, 11/19/2012	250,000	262,471
0.375%, 12/28/2012	250,000	250,249
1.750%, 2/22/2013	100,000	101,862
0.750%, 2/26/2013	125,000	125,672
3.250%, 4/9/2013	500,000	522,191
0.500%, 8/9/2013	650,000	650,662
1.250%, 8/20/2013	250,000	253,599
0.800%, 11/29/2013	2,150,000	2,151,870
0.750%, 12/18/2013	250,000	251,107
1.250%, 2/27/2014	1,000,000	1,017,612
2.375%, 7/28/2015	1,000,000	1,052,128
1.250%, 9/28/2016	750,000	748,596

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $16,274,497)		16,313,618

UNITED STATES TREASURY OBLIGATIONS - 0.01%
United States Treasury Bills
0.010%, 2/16/2012 (g)	5,000	4,999
0.020%, 3/22/2012 (g)	10,000	9,998

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $14,999)		14,997
	Shares
PARTNERSHIP - 25.15%
Milburn Diversified Plus LP (d)(e)	37,876	30,890,101

TOTAL PARTNERSHIP (Cost $32,477,000)		30,890,101

MONEY MARKET FUNDS - 4.14%
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (f)	5,080,906	5,080,906

TOTAL MONEY MARKET FUNDS (Cost $5,080,906)		5,080,906

TOTAL INVESTMENTS (Cost $119,006,987) - 95.37%		117,131,475
Other Assets in Excess of Liabilities - 4.63%		5,685,310
TOTAL NET ASSETS - 100.00%		$122,816,785

(a)	Variable rate security. The rate reported is the rate in effect as of September 30, 2011.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2011, the market value of these securities total $3,425,771 which represents 2.79% of total net assets.

(c)	Foreign issued security.
(d)	Non-income producing security.
(e)
The LoCorr Managed Futures Strategy Fund (the "Fund") may invest up to 25% of total assets in its Subsidiary, Milburn Diversified Plus LP, (the "Subsidiary").  The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Fund and is therefore consolidated in the Fund's schedule of investments herein.  All intercompany balances, revenues, and expenses have been eliminated in consolidation.  The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities and futures markets, within the limitations of the federal tax law requirements applicable to regulated investment companies.  At September 30, 2011, the only holding of the Subsidiary was Milburn Diversified Plus LP.

(f)	The rate quoted is the annualized seven-day effective yield as of September 30, 2011.
(g)	Security does not have a coupon. Effective yield is listed.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

	Cost of investments	$119,006,987
	Gross unrealized appreciation	329,260
	Gross unrealized depreciation	(2,204,772)
	Net unrealized appreciation	$(1,875,512)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$15,456,066	$-	$15,456,066
Corporate Bonds	-	30,003,509	-	30,003,509
Foreign Government Bonds	-	1,399,408	-	1,399,408
Mortgage Backed Securities	-	17,806,329	-	17,806,329
Municipal Bonds	-	166,541	-	166,541
U.S. Government Agency Issues	-	16,313,618	-	16,313,618
United States Treasury Obligations	-	14,997	-	14,997
Partnerships	-	30,890,101	-	30,890,101
Money Market Funds	5,080,906	-	-	5,080,906

Total Investments	$5,080,906	$112,050,569	$-	$117,131,475

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures	$3,529	$-	$-	$3,529

Total Investments	$3,529	$-	$-	$3,529

The Fund did not invest in any Level 3 investments during the period. There were no significant transfers into or out of Level 1 or Level 2 during the period.

The Fund may invest in derivatives in order to hedge against market movements while liquidating certain positions and buying other securities or as substitutes for securities.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts - Futures*			Variation margin on futures contracts *	$3,529
Total				$3,529

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.  Only the current day's variation margin is reported in the Statement of Assets and Liabilities.

The total notional value of futures contracts opened during the period ended September 30, 2011 was $2,090,831.
The total notional value of futures contracts closed during the period ended September 30, 2011 was $739,948.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Future Contracts
September 30, 2011 (Unaudited)

		Unrealized Appreciation/
	Contracts	(Depreciation)

SHORT FUTURES CONTRACTS
5-Year Swap Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $1,347,328)	11	$3,529
TOTAL SHORT FUTURES CONTRACTS		$3,529

TOTAL SHORT FUTURES CONTRACTS		$3,529

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Managed Futures Strategy Fund

By (Signature and Title)         /s/ Kevin Kinzie
   Kevin Kinzie, President

Date         11/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Kevin Kinzie
     Kevin Kinzie, President

Date         11/21/11

By (Signature and Title)*         /s/ Jon Essen
     Jon Essen, Treasurer

Date         11/21/11

* Print the name and title of each signing officer under his or her signature.